Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (5,803,386)	$ (854,747)	¥ (5,215,966)
Net loss attributable to ordinary shareholders	¥ (5,803,386)	$ (854,747)	¥ (5,215,966)
Denominator:
Weighted-average number of ordinary shares outstanding-basic and diluted	4,739,382	4,739,382	4,619,623
Loss per share-basic and diluted | (per share)	¥ (1.22)	$ (0.18)	¥ (1.13)